Subsequent events (Details) - Subsequent event	1 Months Ended
Jul. 31, 2022 engine aircraft helicopter
Aircraft
Subsequent Event [Line Items]
Property, plant and equipment, number of aircraft committed to purchase	461
Engines
Subsequent Event [Line Items]
Property, plant and equipment, number of aircraft committed to purchase | engine	31
Helicopters
Subsequent Event [Line Items]
Property, plant and equipment, number of aircraft committed to purchase | helicopter	17
Boeing 787-9 | Aircraft
Subsequent Event [Line Items]
Property, plant and equipment, number of aircraft committed to purchase	5